Cover	Aug. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2024
Entity File Number	001-39028
Entity Registrant Name	CROSSFIRST BANKSHARES, INC.
Entity Central Index Key	0001458412
Entity Tax Identification Number	26-3212879
Entity Incorporation, State or Country Code	KS
Entity Address, Address Line One	11440 Tomahawk Creek Parkway
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	901-4516
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CFB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false